Redacted LoanID	Loan Number	LoanUID	Servicer	Borrower	Property State	Due Date	As of Date	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Summary Comments
EA001057-0CBC-414E-8685-49C29E7CB8C9	xxx	xxx	xxx	Missing	PA	7/1/2016	8/31/2016	Not Determined	Not Determined		Never			Never				Never				No		Collections	No			Per comments, borrower is in XXX
FORECLOSURE: There is no evidence of foreclosure action on this loan
BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
PROPERTY DAMAGE: There is no evidence of property damage.
EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments, borrower is in XXX.